Average Annual Total Returns{- Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF} - Franklin Templeton ETF Trust 4-09 - Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF
	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF Return Before Taxes Past 1 year	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF Return Before Taxes Since Inception	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF After Taxes on Distributions Past 1 year	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF After Taxes on Distributions Since Inception	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF After Taxes on Distributions and Sales Past 1 year	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF After Taxes on Distributions and Sales Since Inception	Bloomberg Barclays 1-15 Year Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays 1-15 Year Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Since Inception
Total	6.80%	2.99%	6.80%	2.99%	5.19%	2.84%	6.44%	3.26%